Label	Element	Value
UBS Tax-Free Investor Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	UBS Tax-Free Investor Fund
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Aug. 31, 2021
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fund invests in securities through an underlying master fund, Tax-Free Master Fund. This table reflects the direct expenses of the fund and its share of expenses of Tax-Free Master Fund, including management fees allocated from Tax-Free Master Fund. Management fees are comprised of investment advisory and administration fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.*

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Principal investments

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The fund seeks to achieve its objective by investing in a diversified portfolio of high quality, municipal money market instruments.

Under normal circumstances, the fund will invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in investments, the income from which is exempt from federal income tax. Investments that are subject to the alternative minimum tax are not counted towards satisfying the 80% test in the foregoing sentence. Under normal circumstances, the fund may invest only up to 20% of its net assets in municipal securities that pay interest that is an item of tax preference for purposes of the alternative minimum tax.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt.

The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.

The fund is a “retail money market fund,” as such term is defined in the rule governing money market funds and related interpretations. “Retail money market funds” are money market funds that have policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As a “retail money market fund,” the fund is permitted to seek to maintain a stable price per share.

The fund may be subject to the possible imposition of a liquidity fee and/or temporary redemption gate should certain triggering events occur.

Management process

UBS Asset Management (Americas) Inc. (“UBS AM”) acts as the investment advisor. As investment advisor, UBS AM makes the fund’s investment decisions. UBS AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below a required minimum because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Credit risk: Issuers of money market instruments or financial institutions that have entered into repurchase agreements with the fund may fail to make payments when due or complete transactions, or they may become less willing or less able to do so.

Interest rate risk: The value of the fund’s investments generally will fall when interest rates rise, and its yield will tend to lag behind prevailing rates. The fund may face a heightened level of interest rate risk due to certain changes in monetary policy, such as certain types of interest rate changes by the Federal Reserve. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns or minimize the volatility of the fund’s net asset value per share.

Market risk: The risk that the market value of the fund’s investments may fluctuate, sometimes rapidly or unpredictably, as the markets fluctuate, which may affect the fund’s ability to maintain a $1.00 share price. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole. Moreover, changing market, economic, political and social conditions in one country or geographic region could adversely impact market, economic, political and social conditions in other countries or regions.

Liquidity risk: Although the fund invests in a diversified portfolio of high quality instruments, the fund’s investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the advisor may not produce the desired results.

Financial services sector risk: Investments of the fund in the financial services sector may be particularly affected by economic cycles, business developments, interest rate changes and regulatory changes.

Municipal securities risk: Municipal securities are subject to interest rate and credit risks. The ability of a municipal issuer to make payments and the value of municipal securities can be affected by uncertainties in the municipal securities market. Such uncertainties could cause increased volatility in the municipal securities market and could negatively impact the fund’s net asset value and/or the distributions paid by the fund. Municipalities continue to experience difficulties in the current economic and political environment.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Money Market Fund May Impose Fees or Suspend Sales [Text]	rr_RiskMoneyMarketFundMayImposeFeesOrSuspendSales	The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below a required minimum because of market conditions or other factors.
Risk Money Market Fund May Not Preserve Dollar [Text]	rr_RiskMoneyMarketFundMayNotPreserveDollar	Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
Risk Money Market Fund Price Fluctuates [Text]	rr_RiskMoneyMarketFundPriceFluctuates	The risk that the market value of the fund’s investments may fluctuate, sometimes rapidly or unpredictably, as the markets fluctuate, which may affect the fund’s ability to maintain a $1.00 share price.
Risk Money Market Fund Sponsor May Not Provide Support [Text]	rr_RiskMoneyMarketFundSponsorMayNotProvideSupport	The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Risk/return bar chart and table

The following bar chart and table provide information about the fund’s performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund’s performance has varied from year to year.

The table that follows the bar chart shows the average annual returns over the various time periods for the fund’s shares.

The fund’s past performance does not necessarily indicate how the fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide information about the fund’s performance and thus give some indication of the risks of an investment in the fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.ubs.com/usmoneymarketfunds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance does not necessarily indicate how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	UBS Tax-Free Investor Fund Annual Total Returns Total return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Total return January 1 to June 30, 2020: 0.26% Best quarter during years shown—2Q 2019: 0.31% Worst quarters during years shown—1Q, 2Q & 3Q 2010; 1Q 2011: 0.00% (Actual total returns were 0.0024%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return January 1 to June 30, 2020:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.26%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.0024%
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Updated performance information is available (1) by contacting your Financial Advisor, (2) by calling 1-888-793-8637 (Option #1) and (3) on the fund’s website at https://www.ubs.com/usmoneymarketfunds.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average annual total returns (for the periods ended December 31, 2019)
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-888-793 8637 (Option #1)
UBS Tax-Free Investor Fund | UBS Tax-Free Investor Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.20%	[1]
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Shareholder servicing fee	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Miscellaneous expenses	rr_Component3OtherExpensesOverAssets	0.09%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.19%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.64%	[1]
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.14%	[1],[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.50%	[1],[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 51	[3]
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	191	[3]
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	343	[3]
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 785	[3]
Annual Return 2010	rr_AnnualReturn2010	0.02%
Annual Return 2011	rr_AnnualReturn2011	0.01%
Annual Return 2012	rr_AnnualReturn2012	0.01%
Annual Return 2013	rr_AnnualReturn2013	0.02%
Annual Return 2014	rr_AnnualReturn2014	0.02%
Annual Return 2015	rr_AnnualReturn2015	0.02%
Annual Return 2016	rr_AnnualReturn2016	0.07%
Annual Return 2017	rr_AnnualReturn2017	0.36%
Annual Return 2018	rr_AnnualReturn2018	0.93%
Annual Return 2019	rr_AnnualReturn2019	1.01%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.01%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.48%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.25%

[1]	The fund invests in securities through an underlying master fund, Tax-Free Master Fund. This table reflects the direct expenses of the fund and its share of expenses of Tax-Free Master Fund, including management fees allocated from Tax-Free Master Fund. Management fees are comprised of investment advisory and administration fees.
[2]	The fund and UBS Asset Management (Americas) Inc. ("UBS AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to waive its management fees and/or reimburse the fund so that the fund's operating expenses through August 31, 2021 (excluding interest expense, if any, and extraordinary items) would not exceed 0.50%. The fund has agreed to repay UBS AM for any waived fees/reimbursed expenses to the extent that it can do so over the three years following such waived fees/reimbursed expenses without causing the fund's expenses in any of those three years to exceed the expense cap in place at the time the fee was waived. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's contract with UBS AM. Upon termination of the agreement, however, UBS AM's three year recoupment rights will survive.
[3]	Except that the expenses reflect the effects of the fund's fee waiver/expense reimbursement agreement, including any recoupments, for the first year only.